Portfolio of Investments
Overseas SMA Completion Portfolio, November 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.3%
Issuer	Shares	Value ($)
Australia 1.3%
Ansell Ltd.	2,032	55,580
Austria 4.3%
Andritz AG	4,239	178,845
Canada 0.5%
Alimentation Couche-Tard, Inc., Class B	650	21,587
Finland 3.5%
UPM-Kymmene OYJ	4,490	147,327
France 2.6%
AtoS(a)	392	35,782
Eiffage SA(a)	748	73,130
Total		108,912
Germany 10.6%
Aroundtown SA(a)	9,827	68,014
Covestro AG	2,549	141,834
Duerr AG	4,070	148,359
KION Group AG	1,055	80,854
Total		439,061
Ireland 0.1%
Amarin Corp. PLC, ADR(a)	864	4,285
Israel 5.7%
Bank Hapoalim BM(a)	24,226	158,748
Bezeq Israeli Telecommunication Corp., Ltd.(a)	71,605	77,497
Total		236,245
Japan 21.9%
Dai-ichi Life Holdings, Inc.	5,900	92,952
Daiwabo Holdings Co., Ltd.	1,600	99,858
Invincible Investment Corp.	141	41,627
Kinden Corp.	5,900	94,243
Koito Manufacturing Co., Ltd.	1,900	113,847
Matsumotokiyoshi Holdings Co., Ltd.	4,100	191,369
Ship Healthcare Holdings, Inc.	3,000	149,480
Starts Corp., Inc.	1,400	37,708
Takuma Co., Ltd.	5,100	87,340
Total		908,424
Common Stocks (continued)
Issuer	Shares	Value ($)
Netherlands 11.0%
ABN AMRO Bank NV(a)	6,166	63,123
ASR Nederland NV	5,305	196,594
Signify NV(a)	4,630	195,163
Total		454,880
Norway 2.9%
Leroy Seafood Group ASA	16,107	100,413
Yara International ASA	525	21,280
Total		121,693
Singapore 5.0%
BW LPG Ltd.	10,885	69,511
Venture Corp., Ltd.	9,900	138,177
Total		207,688
South Korea 3.0%
GS Home Shopping, Inc.	171	21,230
Hyundai Home Shopping Network Corp.	628	41,432
Youngone Corp.	2,258	61,020
Total		123,682
Spain 4.5%
Endesa SA	5,449	156,619
Tecnicas Reunidas SA(a)	2,539	31,156
Total		187,775
Taiwan 3.4%
Fubon Financial Holding Co., Ltd.	91,000	141,447
United Kingdom 16.3%
BT Group PLC	49,084	75,978
Crest Nicholson Holdings PLC(a)	7,513	29,376
DCC PLC	2,207	166,167
Drax Group PLC	17,279	75,649
GW Pharmaceuticals PLC, ADR(a)	191	26,755
Inchcape PLC(a)	5,228	41,619
John Wood Group PLC(a)	10,935	42,782
Just Group PLC(a)	122,721	91,037
TP ICAP PLC	44,845	126,744
Total		676,107
Overseas SMA Completion Portfolio | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Overseas SMA Completion Portfolio, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 2.7%
Aerie Pharmaceuticals, Inc.(a)	612	7,595
Alexion Pharmaceuticals, Inc.(a)	203	24,788
Insmed, Inc.(a)	668	26,059
Quotient Ltd.(a)	4,307	29,891
Sage Therapeutics, Inc.(a)	304	22,523
Total		110,856
Total Common Stocks (Cost $3,763,617)		4,124,394

Rights 0.0%

Germany 0.0%
KION Group AG(a)	1,055	315
Total Rights (Cost $—)		315

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.122%(b),(c)	25,058	25,055
Total Money Market Funds (Cost $25,055)		25,055
Total Investments in Securities (Cost $3,788,672)		4,149,764
Other Assets & Liabilities, Net		2,265
Net Assets		$4,152,029

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.122%
	22,229	1,715,681	(1,712,853)	(2)	25,055	(156)	23	25,058
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Overseas SMA Completion Portfolio | Quarterly Report 2020

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